Stock Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 02, 2017	Jul. 29, 2017	Apr. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Feb. 01, 2017	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding							3,746,560		4,834,560	5,360,560	3,307,760
Stock options vested , fair value	$ 26,500						$ 9,117
Intrinsic value of stock options vested									$ 1,214
Stock options vested , fair value		$ 0			$ 0		$ 9,100		$ 2,256
Share-based compensation arrangement by share-based payment award, shares vested	1,528,000
Stock option, accelerated share based compensation expense	$ 16,200
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period							10 years
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share	$ 22.00	$ 22.00			$ 22.00			$ 22.00
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, compensation cost		$ 1,900			$ 1,900		$ 7,399
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period					10 years		10 years
Vesting period							4 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Stock Options [Member] | Share based compensation to be recognized potentially [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 500		$ 2,505
Stock Options [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 4,400
Share-based compensation arrangement by share-based payment award, shares vested					1,200,000
Liability Share Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding		0			0		1,664,000
Liability Share Award [Member] | Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding							1,664,000		1,312,000
Performance Based Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment to redeem performance based stock options		$ 0		$ 300	$ 3,300	$ 10,200
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, Granted		73,101	48,364		48,364
Restricted Stock Units [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Restricted stock units, Granted			43,575
Restricted Stock Units [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Restricted stock units, Granted			4,789
The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		8,000,000			8,000,000		6,400,000
Common stock, remaining shares available for issuance		4,449,176			4,449,176		3,746,560
The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		8,000,000			8,000,000
Common stock, remaining shares available for issuance		7,881,835			7,881,835
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 300		$ 1,100	$ 26,100	$ 12,300